Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	₩ 15,422	₩ 13,149
Non-current financial assets at amortized costs	9,851	1,273
Financial assets at amortized costs	25,273	14,422
Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	15,422	13,149
Non-current financial assets at amortized costs	9,851	1,273
Financial assets at amortized costs	25,273	14,422
Government grants
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0	0
Non-current financial assets at amortized costs	0	0
Financial assets at amortized costs	0	0
Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0	0
Non-current financial assets at amortized costs	0	0
Financial assets at amortized costs	0	0
Others
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0	0
Non-current financial assets at amortized costs	0	0
Financial assets at amortized costs	0	0
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,308	1,422
Government bonds | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,308	1,422
Government bonds | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Government bonds | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Government bonds | Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	23,965	13,000
Others | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	23,965	13,000
Others | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Others | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Others | Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 0	₩ 0